Nature of Business (Tables)	12 Months Ended
Dec. 31, 2011
Nature of Business Disclosure [Abstract]
Schedule of Global Generation Portfolio by Operating Segment
The following table summarizes NRG's global generation portfolio by operating segment, which includes 47 fossil fuel plants, three Utility Scale Solar facilities and four wind farms, as well as Distributed Solar facilities. Also included are one natural gas plant, six Utility Scale Solar facilities and additional Distributed Solar facilities currently under construction. All Utility Scale Solar and Distributed Solar facilities are described in megawatts on an alternating current, or AC, basis:

	Fossil Fuel, Nuclear, and Renewable
	(In MW)
Generation Type	Texas	Northeast	South Central	West	Other (Thermal)	Alter- native Energy	Total Domestic	Other (Inter-national)	Total Global
Natural gas	4,930	1,300	2,630	2,130	105	—	11,095	—	11,095
Coal	4,190	1,600	1,495	—	15	—	7,300	1,005	8,305
Oil	—	4,015	—	—	—	—	4,015	—	4,015
Nuclear	1,175	—	—	—	—	—	1,175	—	1,175
Wind	—	—	—	—	—	450	450	—	450
Utility Scale Solar	—	—	—	—	—	65	65	—	65
Distributed Solar	—	—	—	—	—	30	30	—	30
Total generation capacity	10,295	6,915	4,125	2,130	120	545	24,130	1,005	25,135

Under Construction
Natural gas	—	—	—	550	—	—	550	—	550
Utility Scale Solar (a)	—	—	—	—	—	855	855	—	855
Distributed Solar	—	—	—	—	—	5	5	—	5
Total under construction	—	—	—	550	—	860	1,410	—	1,410
(a) Includes 142 MW, representing 49% of Agua Caliente's capacity, which was sold to a partner on January 18, 2012